CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (EUR €)	Dec. 31, 2013	Feb. 28, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	€ 0.45		€ 0.45
Common stock, shares authorized	33,333,334	33,333,334	17,000,000
Common stock, shares issued	8,041,698		8,036,698
Common stock, shares outstanding	8,041,698		8,036,698